Liquidity and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Archer Aviation Inc
Liquidity and Going Concern

2.     Liquidity and Going Concern

Since its formation, the Company has devoted substantial effort and capital resources to the design and development of its planned eVTOL aircraft and Urban Air Mobility network. Funding of these activities has primarily been through the net proceeds received from the issuance of related and third-party debt (Notes 5 and 6), and the sale of preferred and common stock to related and third parties (Note 8). Since inception of the Company through June 30, 2021, the Company has incurred cumulative losses from operations, negative cash flows from operating activities, and has an accumulated deficit of $153,598. Additionally, Archer had cash and cash equivalents of $5,937 at June 30, 2021.

The Company’s audit report for the year ended December 31, 2020 from the Company’s independent registered public accounting firm includes an explanatory paragraph stating that the Company’s recurring losses from operations and cash outflows from operating activities raise substantial doubt about Archer’s ability to continue as a going concern. However, after the closing of the business combination on September 16, 2021, the Company received net cash proceeds of $801,826. Management expects that the net cash proceeds from the business combination along with cash balances held by the Company prior to the closing date will be sufficient for its working capital and capital requirements for at least the next 12 months from the date these condensed financial statements were available to be issued.

There can be no assurance that the Company will be successful in achieving its strategic plans, that the Company’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to reduce discretionary spending, alter or scale back aircraft development programs, be unable to develop new or enhanced production methods, or be unable to fund capital expenditures. Any such events would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

2.Liquidity and Going Concern

Since its formation, the Company has devoted substantial effort and capital resources to strategic planning, engineering, design, and development of its planned electric aircraft platform, development of specific initial electric aircraft models, and capital raising. Funding of these activities has primarily been through the net proceeds received from the issuance of related and third-party debt (Notes 6 and 7), and the sale of preferred and common stock to related and third parties (Note 9). For 2020 and 2019, Archer incurred net losses of $24,823 and $944, respectively, and has recognized cash outflows from operating activities in each year of $22,896 and $809, respectively. As of December 31, 2020, Archer had cash and cash equivalents of $36,564. Based on its recurring losses from operations, expectation of continuing operating losses for the foreseeable future, and need to raise additional capital to finance future operations, management has concluded there is substantial doubt about the Company’s ability to continue as a going concern. Management’s plans include the continued development of its electric aircraft platform and bringing initial aircraft models to market which will require the Company to continue to raise significant amounts of capital through new financing arrangements or merging with a public entity.

There can be no assurance that the Company will be successful in achieving its strategic plans, that any additional financing will be available in a timely manner or on acceptable terms, if at all, or that the Company’s planned merger (discussed further in Note 13) will be completed or will provide sufficient capital to support its ongoing operations. If the Company is unable to raise sufficient capital when needed or events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to reduce certain discretionary spending, alter or scale back aircraft development programs, be unable to develop new or enhanced production methods, or be unable to fund capital expenditures, which would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives.

The financial statements have been prepared on a going concern basis and do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary in the event the Company can no longer continue as a going concern.